Financial Instruments and Risk Management - Schedule of Credit Risk (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade receivable
Trade receivables, Collection within less than 1 year	RM 17,832,831	$ 4,236,230	RM 8,409,351
Other receivables
Other receivables, Collection within less than 1 year	RM 771,408	$ 183,250	RM 2,103,818